March 15, 2005

VIA EDGAR SUBMISSION

Securities and Exchange Commission

Division of Corporation Finance

450 Fifth Street, N.W.

Washington, D.C. 20549-0405

Attention:	Mellissa Campbell Duru
H. Roger Schwall

Re:	Terra Industries Inc.
Response to Staff Comments on Registration Statements on Form S-3 (file Nos. 333-121835 and 333-121837), filed January 4, 2005, and as amended, on February 9, 2005 (collectively, the “Registration Statements”)

Dear Ms. Duru:

On behalf of Terra Industries Inc. (the “Company”) and in response to the letter (the “Comment Letter”) dated February 25, 2005 from the staff (the “Staff”) of the Securities and Exchange Commission to Mark A. Kalafut, the Company’s Vice President, General Counsel and Corporate Secretary, enclosed is Amendment No. 2 to Registration Statement 333-121835 and Amendment No. 2 to Registration Statement 333-121837. Both amended Registration Statements reflect changes made in response to the Comment Letter as well as other changes.

The numbered paragraphs below set forth the Staff’s comments together with the Company’s responses and correspond to the numbered paragraphs in the Comment Letter. Page references in the Company’s responses are references to the page numbers in the Amended Registration Statement.

Form S-3s

General

1.

We direct your attention to Rule 3-12 of Regulation S-X regarding the age of financial statements at the effective date of a registration statement and Rule 3-01 of Regulation S-X. While in registration, please monitor your need to update the

London	Los Angeles	New York	San Francisco	Washington, D.C.

KIRKLAND & ELLIS LLP

Securities and Exchange Commission

March 15, 2005

audited financial statements incorporated by reference to your registration statements. In this regard, please confirm whether or not you meet the requirements set forth in Rule 3-01(c) of Regulation S-X pertaining to your ability to include financial statements specified in Rule 3-01(b) of Regulation S-X. We may have further comments.

The Company filed its Annual Report on Form 10-K with the Securities and Exchange Commission on March 15, 2005. As a result, the Company currently meets the requirements set forth in Rule 3-01(c) of Regulation S-X regarding the age of financial statements, as we have incorporated this Annual Report on Form 10-K by reference into the Registration Statements.

Registration Statement 333-121835

Selling Shareholders, page 10

2.	For purposes of clarity, as done in the risk factor on page 6, please revise the first sentence of this section to identify Taurus Investments S.A. by its full legal name.

The Company has revised its disclosure on page 9 in response to the Staff’s comment.

3.	We note your revisions to the Selling Shareholder table, including the footnotes. Based on a review of the table, we do not understand which of the selling shareholders have identified themselves as broker-dealers. In this regard, it appears that the first footnote reference, the asterisk, does not correspond to any selling shareholder in the table. Please revise or advise. Should you discern that there is a selling shareholder who is a broker-dealer, please inform us of whether or not such selling shareholder received shares as compensation for underwriting or investment banking services. We may have further comments.

The Company has revised its disclosure on page 10 in response to the Staff’s comment.

KIRKLAND & ELLIS LLP

Securities and Exchange Commission

March 15, 2005

Registration Statement 333-121837

Plan of Distribution, page 59

4.	We note your response to our prior comment 3 and the identification of Citigroup Global Markets, Inc. and McMahon Securities Co. as broker-dealers. Please supplementally inform us of whether or not such selling shareholders received the shares being offered in this offering, as compensation for underwriting or investment banking services.

The Company has revised its disclosure on pages 58 and 60 in response to the Staff’s comment.

Please note supplementally that neither Citigroup Global Markets, Inc., McMahon Securities Co. or KBC Financial Products USA, Inc. (also specified as a broker-dealer on the selling shareholder table) received the shares being offered in this offering, as compensation from the Company for underwriting or investment banking services.

*    *    *    *

The Company hopes that the foregoing has been responsive to the Staff’s comments. If you have any questions related to this letter, please contact me at (312) 861-2075.

Sincerely,

/s/ Gerald T. Nowak

cc:	Carter W. Emerson, P.C.
Mark A. Kalafut